Consolidated Statement of Comprehensive Income - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Statement of comprehensive income [abstract]
Profit/(loss) for the year	£ 720.7	£ (2,901.3)	[1]	£ 937.9	[1]
Items that may be reclassified subsequently to profit or loss
Exchange adjustments on foreign currency net investments	(105.0)	81.3	[2]	(625.1)	[2]
Gain on net investment hedges	45.5	9.7	[2]	0.0	[2]
Loss on cash flow hedges	(38.0)	(5.9)	[2]	0.0	[2]
Share of other comprehensive income/(loss) of associate undertakings	13.5	(61.5)	[2]	0.0	[2]
Exchange adjustments recycled to the income statement on disposal of discontinued operations	0.0	(20.6)	[2]	(284.0)	[2]
Items that may be reclassified subsequently to profit or loss	(84.0)	3.0	[2]	(909.1)	[2]
Items that will not be reclassified subsequently to profit or loss
Actuarial gain/(loss) on defined benefit pension plans	14.3	2.0	[2]	(36.6)	[2]
Deferred tax on defined benefit pension plans	(3.0)	7.4	[2]	6.4	[2]
Movements on equity investments held at fair value through other comprehensive income	(35.5)	(127.7)	[2]	(141.4)	[2]
Items that will not be reclassified subsequently to profit or loss	(24.2)	(118.3)	[2]	(171.6)	[2]
Other comprehensive loss for the year	(108.2)	(115.3)	[2]	(1,080.7)	[2]
Total comprehensive income/(loss) for the year	612.5	(3,016.6)	[2]	(142.8)	[1]
Equity holders of the parent:
Continuing operations	539.8	(3,063.9)	[2]	167.8	[2]
Discontinued operations	0.0	(12.6)	[2]	(386.4)	[2]
Total Equity holders of the parent	539.8	(3,076.5)	[2]	(218.6)	[2]
Continuing operations	72.7	50.5	[2]	61.9	[2]
Discontinued operations	0.0	9.4	[2]	13.9	[2]
Total Non-controlling interests	72.7	59.9	[2]	75.8	[2]
Total comprehensive income/(loss) for the year	£ 612.5	£ (3,016.6)	[2]	£ (142.8)	[1]

[1]	Figures have been restated as described in the accounting policies.
[2]	Figures have been restated as described in the accounting policies.